Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2020 CAD ($) $ / bbl
WCS Forward Prices
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range | $ / bbl	5.00	5.00
Increase in volatility	$ (45)	$ (41)
Decrease in volatility	$ 45	32
WTI Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility		(18)
Decrease in volatility		$ 17
Sensitivity Range	5.00%	5.00%
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility		$ 7
Decrease in volatility		$ (10)
Sensitivity Range	5.00%	5.00%